Cover	Sep. 02, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 02, 2021
Entity File Number	001-39489
Entity Registrant Name	TAILWIND ACQUISITION CORP.
Entity Central Index Key	0001814215
Entity Tax Identification Number	85-1288435
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1545 Courtney Ave.
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90046
City Area Code	646
Local Phone Number	432-0610
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	TWND.U
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Share of Class A common stock included as part of the units
Trading Symbol	TWND
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	TWND WS
Security Exchange Name	NYSE